Acquisitions and Other Agreements - Summary of Amounts Recognized and Weighted Average Useful Lives of Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended	0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended								0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended							0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended
	Dec. 31, 2013	Oct. 02, 2013 Warner Chilcott [Member]	Oct. 02, 2013 Warner Chilcott [Member]	Oct. 02, 2013 Warner Chilcott [Member] Marketed Products [Member]	Oct. 02, 2013 Warner Chilcott [Member] Marketed Products [Member]	Oct. 02, 2013 Warner Chilcott [Member] Marketed Products [Member] Oral Contraceptive Segment [Member]	Oct. 02, 2013 Warner Chilcott [Member] Marketed Products [Member] Oral Contraceptive Segment [Member]	Oct. 02, 2013 Warner Chilcott [Member] Marketed Products [Member] Mesalamine Franchise [Member]	Oct. 02, 2013 Warner Chilcott [Member] Marketed Products [Member] Mesalamine Franchise [Member]	Oct. 02, 2013 Warner Chilcott [Member] Marketed Products [Member] Estrace Cream [Member]	Oct. 02, 2013 Warner Chilcott [Member] Marketed Products [Member] Estrace Cream [Member]	Oct. 02, 2013 Warner Chilcott [Member] Marketed Products [Member] Risedronate Franchise [Member]	Oct. 02, 2013 Warner Chilcott [Member] Marketed Products [Member] Risedronate Franchise [Member]	Oct. 02, 2013 Warner Chilcott [Member] Marketed Products [Member] Doryx [Member]	Oct. 02, 2013 Warner Chilcott [Member] Marketed Products [Member] Doryx [Member]	Oct. 02, 2013 Warner Chilcott [Member] Marketed Products [Member] Enablex [Member]	Oct. 02, 2013 Warner Chilcott [Member] Marketed Products [Member] Enablex [Member]	Oct. 02, 2013 Warner Chilcott [Member] Marketed Products [Member] Other CMP Products [Member]	Oct. 02, 2013 Warner Chilcott [Member] Marketed Products [Member] Other CMP Products [Member]	Oct. 02, 2013 Warner Chilcott [Member] IPR&D [Member]	Oct. 02, 2013 Warner Chilcott [Member] IPR&D [Member] Oral Contraceptive Segment [Member]	Oct. 02, 2013 Warner Chilcott [Member] IPR&D [Member] Mesalamine Franchise [Member]	Oct. 02, 2013 Warner Chilcott [Member] IPR&D [Member] Estradiol [Member]	Oct. 02, 2013 Warner Chilcott [Member] IPR&D [Member] Urology Segment [Member]	Oct. 02, 2013 Warner Chilcott [Member] Other [Member]	Oct. 31, 2012 Actavis Group [Member]	Oct. 31, 2012 Actavis Group [Member]	Oct. 31, 2012 Actavis Group [Member] Marketed Products [Member]	Oct. 31, 2012 Actavis Group [Member] Marketed Products [Member]	Oct. 31, 2012 Actavis Group [Member] Marketed Products [Member] Top 6 Global CMP [Member]	Oct. 31, 2012 Actavis Group [Member] Marketed Products [Member] Top 6 Global CMP [Member]	Oct. 31, 2012 Actavis Group [Member] Marketed Products [Member] Americas [Member]	Oct. 31, 2012 Actavis Group [Member] Marketed Products [Member] Americas [Member]	Oct. 31, 2012 Actavis Group [Member] Marketed Products [Member] Western Europe, Excluding U.K. [Member]	Oct. 31, 2012 Actavis Group [Member] Marketed Products [Member] Western Europe, Excluding U.K. [Member]	Oct. 31, 2012 Actavis Group [Member] Marketed Products [Member] U.K. [Member]	Oct. 31, 2012 Actavis Group [Member] Marketed Products [Member] U.K. [Member]	Oct. 31, 2012 Actavis Group [Member] Marketed Products [Member] Central Eastern Europe Excluding Russia [Member]	Oct. 31, 2012 Actavis Group [Member] Marketed Products [Member] Central Eastern Europe Excluding Russia [Member]	Oct. 31, 2012 Actavis Group [Member] Marketed Products [Member] Russia [Member]	Oct. 31, 2012 Actavis Group [Member] Marketed Products [Member] Russia [Member]	Oct. 31, 2012 Actavis Group [Member] Marketed Products [Member] Europe [Member]	Oct. 31, 2012 Actavis Group [Member] Marketed Products [Member] Europe [Member]	Oct. 31, 2012 Actavis Group [Member] Marketed Products [Member] MEAAP Excluding Indonesia [Member]	Oct. 31, 2012 Actavis Group [Member] Marketed Products [Member] MEAAP Excluding Indonesia [Member]	Oct. 31, 2012 Actavis Group [Member] Marketed Products [Member] Indonesia [Member]	Oct. 31, 2012 Actavis Group [Member] Marketed Products [Member] Indonesia [Member]	Oct. 31, 2012 Actavis Group [Member] Marketed Products [Member] MEAAP [Member]	Oct. 31, 2012 Actavis Group [Member] Marketed Products [Member] MEAAP [Member]	Oct. 31, 2012 Actavis Group [Member] IPR&D [Member]	Oct. 31, 2012 Actavis Group [Member] IPR&D [Member] Americas [Member]	Oct. 31, 2012 Actavis Group [Member] IPR&D [Member] Western Europe, Excluding U.K. [Member]	Oct. 31, 2012 Actavis Group [Member] IPR&D [Member] Central Eastern Europe Excluding Russia [Member]	Oct. 31, 2012 Actavis Group [Member] IPR&D [Member] Europe [Member]	Oct. 31, 2012 Actavis Group [Member] Other [Member]	Oct. 31, 2012 Actavis Group [Member] Other [Member]	Oct. 31, 2012 Actavis Group [Member] Trademarks [Member]	Oct. 31, 2012 Actavis Group [Member] Trademarks [Member]	Oct. 31, 2012 Actavis Group [Member] Customer Relationships [Member]	Oct. 31, 2012 Actavis Group [Member] Customer Relationships [Member]	Oct. 31, 2012 Actavis Group [Member] Technology Rights [Member]	Oct. 31, 2012 Actavis Group [Member] Technology Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amounts Recognized as of Acquisition Date			$ 4,729.0		$ 3,021.0		$ 1,181.0		$ 589.0		$ 397.0		$ 311.0		$ 237.0		$ 107.0		$ 199.0	$ 1,708.0	$ 321.0	$ 809.0	$ 278.0	$ 165.0	$ 135.0		$ 2,540.9		$ 1,697.6		$ 570.3		$ 505.1		$ 116.7		$ 103.7		$ 194.4		$ 25.9		$ 440.7		$ 155.6		$ 25.9		$ 181.5	$ 272.9	$ 246.9	$ 13.0	$ 13.0	$ 26.0		$ 570.4		$ 427.8		$ 103.7		$ 38.9
Weighted average useful lives	10 years 9 months 18 days	2 years 8 months 12 days		2 years 8 months 12 days		3 years 2 months 12 days		1 year 9 months 18 days		2 years 1 month 6 days		3 years 7 months 6 days		2 years 4 months 24 days		2 years 1 month 6 days		3 years 10 months 24 days								21 years 8 months 12 days		7 years 2 months 12 days		6 years 6 months		7 years		7 years		6 years 10 months 24 days		9 years		9 years		8 years		8 years		8 years		8 years							21 years 8 months 12 days		23 years 10 months 24 days		15 years		15 years